CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2023	$ 7,295	$ 24,605	$ (9,412)	$ 22,488
Beginning balance, shares at Oct. 31, 2023	7,295,000
Common shares issued for cash	$ 797	15,143		15,940
Common shares issued for cash, shares	797,000
Net income			3,699	3,699
Ending balance, value at Jan. 31, 2024	$ 8,092	39,748	(5,713)	42,127
Ending balance, shares at Jan. 31, 2024	8,092,000
Beginning balance, value at Oct. 31, 2023	$ 7,295	24,605	(9,412)	22,488
Beginning balance, shares at Oct. 31, 2023	7,295,000
Net income				(26,513)
Ending balance, value at Jul. 31, 2024	$ 8,092	39,748	(35,925)	11,915
Ending balance, shares at Jul. 31, 2024	8,092,000
Beginning balance, value at Jan. 31, 2024	$ 8,092	39,748	(5,713)	42,127
Beginning balance, shares at Jan. 31, 2024	8,092,000
Net income			(10,862)	(10,862)
Ending balance, value at Apr. 30, 2024	$ 8,092	39,748	(16,575)	31,265
Ending balance, shares at Apr. 30, 2024	8,092,000
Net income			(19,350)	(19,350)
Ending balance, value at Jul. 31, 2024	$ 8,092	39,748	(35,925)	11,915
Ending balance, shares at Jul. 31, 2024	8,092,000
Beginning balance, value at Oct. 31, 2024	$ 8,092	39,748	(43,707)	4,133
Beginning balance, shares at Oct. 31, 2024	8,092,000
Debt forgiveness		36,680		36,680
Net income			(18,319)	(18,319)
Ending balance, value at Jan. 31, 2025	$ 8,092	76,428	(62,026)	22,494
Ending balance, shares at Jan. 31, 2025	8,092,000
Beginning balance, value at Oct. 31, 2024	$ 8,092	39,748	(43,707)	4,133
Beginning balance, shares at Oct. 31, 2024	8,092,000
Net income				366,644
Ending balance, value at Jul. 31, 2025	$ 8,092	76,440	322,937	407,469
Ending balance, shares at Jul. 31, 2025	8,092,000
Beginning balance, value at Jan. 31, 2025	$ 8,092	76,428	(62,026)	22,494
Beginning balance, shares at Jan. 31, 2025	8,092,000
Net income			195,601	195,601
Ending balance, value at Apr. 30, 2025	$ 8,092	76,428	133,575	218,095
Ending balance, shares at Apr. 30, 2025	8,092,000
Net income			189,362	189,362
Ending balance, value at Jul. 31, 2025	$ 8,092	$ 76,440	$ 322,937	$ 407,469
Ending balance, shares at Jul. 31, 2025	8,092,000